SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

In October 2020, the Investor loaned the Company $11,055 under the Third Note to pay for part of the extension through November 23, 2020.

In October 2020, AZ Property Partners loaned the Company an additional $11,055 to pay for part of the extension through November 23, 2020 and an additional $67,942 to pay for Non-Business Combination Related Expenses.

11. SUBSEQUENT EVENTS

The Company evaluates events and transactions that occur after the balance sheet date up to the date that the financial statements were issued. Other than as described in the notes to these financial statements, the Company did not identify any events or transactions that would have required adjustment or disclosure in the financial statements.